EATON VANCE MUTUAL FUNDS TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 2003 with respect to Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate High Income Fund, series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 87 ("Amendment No. 87") to the Registrant's Registration Statement on Form N-1A, (b) that Amendment No. 87 was filed electronically with the Commission (Accession No. 0000940394-03-000234) on April 22, 2003, (c) that the forms of prospectuses and statements of additional information dated May 1, 2003 with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 88 ("Amendment No. 88") to the Registrant's Registration Statement on Form N-1A, and (d) that Amendment No. 88 was filed electronically with the Commission (Accession No. 0000940394-03-000277) on April 28, 2003.

                     Eaton Vance Government Obligations Fund
                          Eaton Vance Low Duration Fund
                         Eaton Vance Municipal Bond Fund
                     Eaton Vance Tax-Managed Growth Fund 1.1
                     Eaton Vance Tax-Managed Growth Fund 1.2
                        Eaton Vance Cash Management Fund
                          Eaton Vance Money Market Fund
                          Eaton Vance Tax Free Reserves



                                EATON VANCE MUTUAL FUNDS TRUST


                                By:     /s/ Alan R. Dynner
                                        --------------------------------------
                                        Alan R. Dynner, Esq.
                                        Secretary


Dated:  May 5, 2003